Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Assets [Member]
Balance, beginning of year	$ 10,628	$ 8,611
Realized gains (losses)	182	607
Unrealized gains (losses)	1,109	1,540
Transfers into Level 3	396
Purchases	1,799
Sales	(2,142)
Purchases, sales, issuances and settlements (net)		(130)
Balance, end of year	11,972	10,628
Pension Assets [Member] | Equities [Member]
Balance, beginning of year	0	1
Realized gains (losses)	(1)	(2)
Unrealized gains (losses)	1	(1)
Transfers into Level 3	3
Purchases	1
Sales	0
Purchases, sales, issuances and settlements (net)		2
Balance, end of year	4	0
Pension Assets [Member] | Fixed Income Funds [Member]
Balance, beginning of year	391	337
Realized gains (losses)	17	40
Unrealized gains (losses)	(6)	15
Transfers into Level 3	393
Purchases	95
Sales	(75)
Purchases, sales, issuances and settlements (net)		(1)
Balance, end of year	815	391
Pension Assets [Member] | Hedge Funds [Member]
Balance, beginning of year	50	102
Realized gains (losses)	0	0
Unrealized gains (losses)	0	(52)
Transfers into Level 3	0
Purchases	0
Sales	(41)
Purchases, sales, issuances and settlements (net)		0
Balance, end of year	9	50
Pension Assets [Member] | Private Equity Funds [Member]
Balance, beginning of year	5,617	4,714
Realized gains (losses)	164	434
Unrealized gains (losses)	448	942
Transfers into Level 3	0
Purchases	844
Sales	(1,142)
Purchases, sales, issuances and settlements (net)		(473)
Balance, end of year	5,931	5,617
Pension Assets [Member] | Real Assets [Member]
Balance, beginning of year	4,570	3,457
Realized gains (losses)	2	135
Unrealized gains (losses)	666	636
Transfers into Level 3	0
Purchases	859
Sales	(884)
Purchases, sales, issuances and settlements (net)		342
Balance, end of year	5,213	4,570
Postretirement Assets [Member]
Balance, beginning of year	698	742
Realized gains (losses)	42	63
Unrealized gains (losses)	8	14
Purchases	236
Sales	(399)
Purchases, sales, issuances and settlements (net)		(121)
Balance, end of year	585	698
Postretirement Assets [Member] | Fixed Income Funds [Member]
Balance, beginning of year	19	19
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases	8
Sales	(8)
Purchases, sales, issuances and settlements (net)		0
Balance, end of year	19	19
Postretirement Assets [Member] | Hedge Funds [Member]
Balance, beginning of year	26	72
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases	0
Sales	(21)
Purchases, sales, issuances and settlements (net)		(46)
Balance, end of year	5	26
Postretirement Assets [Member] | Private Equity Funds [Member]
Balance, beginning of year	496	479
Realized gains (losses)	70	49
Unrealized gains (losses)	(23)	28
Purchases	175
Sales	(281)
Purchases, sales, issuances and settlements (net)		(60)
Balance, end of year	437	496
Postretirement Assets [Member] | Real Assets [Member]
Balance, beginning of year	157	172
Realized gains (losses)	(28)	14
Unrealized gains (losses)	31	(14)
Purchases	53
Sales	(89)
Purchases, sales, issuances and settlements (net)		(15)
Balance, end of year	$ 124	$ 157